Convertible Note Liability (Details)					1 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($) $ / shares shares	Aug. 20, 2024 USD ($) shares	Jul. 31, 2024 USD ($)	Jan. 25, 2024 USD ($)	Aug. 20, 2024 USD ($) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($)	Jan. 15, 2024 USD ($)
Convertible Note Liability [Line Items]
Aggregate principal amount			$ 1,000,000
Proceeds from convertible debt			$ 1,250,000
Interest rate				8.00%
Common shares valued						$ 241,379
Equity on conversion	$ 3,604,688
Fair value						$ 945,096	11,349,497
First Tranche Note [Member]
Convertible Note Liability [Line Items]
Common shares, issued (in Shares) | shares	17,536
Second Tranche Notes [Member]
Convertible Note Liability [Line Items]
Interest rate			8.00%
Investors [Member]
Convertible Note Liability [Line Items]
Common shares, issued (in Shares) | shares						18,947
Common shares valued						$ 489,598
Exercisable per share		298.88			298.88
Warrants valued		$ 42,528				639,954
Investors [Member] | First Tranche Note [Member]
Convertible Note Liability [Line Items]
Aggregate principal amount				$ 3,125,000
Proceeds from convertible debt				$ 2,500,000
Convertible Instruments [Member]
Convertible Note Liability [Line Items]
Expected dividend yield	0.00%
Change in fair value						$ 5,052,708	5,157,397
Fair value							$ 7,657,397
Convertible Instruments [Member] | Top of Range [Member]
Convertible Note Liability [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 320.45
Risk free interest rate	5.23%
Expected life	2 years 8 months 12 days
Convertible Instruments [Member] | Bottom of Range [Member]
Convertible Note Liability [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 224.22
Risk free interest rate	3.63%
Expected life	1 month 6 days
Convertible Instruments [Member] | Investors [Member] | Top of Range [Member]
Convertible Note Liability [Line Items]
Aggregate principal amount									$ 12,500,000
Subscription amount									$ 10,000,000
Waarants [Member]
Convertible Note Liability [Line Items]
Common shares, issued (in Shares) | shares						261,188
Waarants [Member] | Investors [Member]
Convertible Note Liability [Line Items]
Common shares, issued (in Shares) | shares		837			837	22,876
Ordinary shares [member] | Investors [Member]
Convertible Note Liability [Line Items]
Common shares, issued (in Shares) | shares		1,673			1,673
Common shares valued					$ 523,000